Offerings - Offering: 1	Jul. 25, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Portland General Electric Company Common Stock, no par value
Amount Registered | shares	2,452,692
Carry Forward Form Type	S-3
Carry Forward File Number	333-266454
Carry Forward Initial Effective Date	Aug. 02, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 6,670.45
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.

(2)	This prospectus supplement includes 2,452,692 unsold shares of common stock previously registered on a prospectus supplement dated April 1, 2011 and the prospectus dated November 18, 2010, accompanying Registration Statement No. 333-170686, subsequently registered on Registration Statement No. 333-192274, subsequently registered on Registration Statement No. 333-214580, subsequently registered on Registration Statement No. 333-232976, subsequently registered on the Registration Statement No. 333-266454. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold shares will continue to be applied to such unsold securities.